Subsequent Events (Tables)	12 Months Ended
Dec. 31, 2012
Subsequent Events
Schedule of commodity hedges

Subsequent to December 31, 2012, we entered into the following commodity hedges.

	Index	2013	2014
Oil Positions
Basis swaps (Bbls)	Midland — WTI Cushing	419,425	410,400
Weighted average price		$(1.25)	$(1.00)

As part of the 2013 acquisition described above, we also acquired the following crude oil and natural gas hedges:

	Index	2013	2014	2015
Natural gas positions
Price swaps (MMBTUs)	NYMEX-HH	248,950	200,916	173,676
Weighted average price		$5.23	$5.58	$5.96

Oil positions
Price swaps (BBLs)	NYMEX-WTI	39,794	28,176	22,128
Weighted average price		$101.30	$100.01	$98.90

Material Subsequent Events Occurring after the Initial Filing of the Form 10-K on March 13, 2013

	Index	2013	2014

Oil positions
Price swaps (BBLs)	NYMEX-WTI	38,250	30,000
Weighted average price		$102.75	$98.20